Audit Information	12 Months Ended
Jun. 30, 2025
Auditor Information [Abstract]
Auditor Firm ID	1448
Auditor Name	ERNST & YOUNGERNST & YOUNG
Auditor Location	São Paulo, BrazilSão Paulo, Brazil